Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIX CIRCLES TRUST
Entity Central Index Key	0001724826
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000199639 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles International Unconstrained Equity Fund
Class Name	Six Circles International Unconstrained Equity Fund
Trading Symbol	CIUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 34.19%, whereas the MSCI World ex-USA Index (the “Index”) returned 31.85%.
-	The Fund’s allocation to Financials and Industrials were the leading contributors to the Fund’s absolute performance.
○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.
-	Real Estate and Communication Services contributed the least to the Fund’s absolute performance.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles International Unconstrained Equity Fund	34.19%	9.98%	7.26%

MSCI World ex-USA Index	31.85%	9.46%	8.22%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 19,570,070,000
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 43,581,000
Investment Company Portfolio Turnover	48.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$19,570,070

Total number of portfolio holdings	762

Total advisory fees paid (in thousands)	$43,581

Portfolio turnover rate as of the end of the reporting period	48.43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	3.2%
	ASML Holding NV	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.5
	Nestle SA	2.5
	Deutsche Telekom AG	2.4
	Rolls-Royce Holdings plc	2.3
	Siemens Energy AG	2.1
	Roche Holding AG	2.0
	HSBC Holdings plc	1.9
	British American Tobacco plc	1.9
	Total % of Portfolio	23.5%

[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	3.2%
	ASML Holding NV	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.5
	Nestle SA	2.5
	Deutsche Telekom AG	2.4
	Rolls-Royce Holdings plc	2.3
	Siemens Energy AG	2.1
	Roche Holding AG	2.0
	HSBC Holdings plc	1.9
	British American Tobacco plc	1.9
	Total % of Portfolio	23.5%

[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199640 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Ultra Short Duration Fund
Class Name	Six Circles Tax Aware Ultra Short Duration Fund
Trading Symbol	CUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 3.69%, while the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”) returned 1.69%.
-	The Fund’s allocation to Investment Grade Credit, Government and Securitized (ABS and MBS) within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.
○	The Advisor utilizes this allocation to provide higher quality, short duration exposure which benefited the Fund throughout the year.
-	Derivatives were the leading detractor from the Fund’s absolute performance.
○	The Fund employed fixed income futures contracts in order to maintain market exposures during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles Tax Aware Ultra Short Duration Fund	3.69%	2.20%	2.03%

iMoneyNet Tax-Free National Institutional Money Market Index	1.69%	1.49%	1.30%

Bloomberg Municipal Bond Index	4.25%	0.80%	2.39%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 1,025,747,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 2,345,000
Investment Company Portfolio Turnover	45.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$1,025,747

Total number of portfolio holdings	459

Total advisory fees paid (in thousands)	$2,345

Portfolio turnover rate as of the end of the reporting period	45.80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	68.1%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.45%, 01/07/2026	2.5%

Corporate Bonds	13.6	Colorado Health Facilities Authority, Series D, Rev., VRDO, 2.45%, 01/02/2026	2.3

Asset-Backed Securities	6.1	City of Rochester MN, Series A, Rev., VRDO, 2.35%, 01/07/2026	2.3

Collateralized Mortgage Obligations	6.0	New York City Transitional Finance Authority Future Tax Secured Revenue, Rev., 5.00%, 11/01/2027	2.1

Short-Term Investments	4.0	Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 1.90%, 01/02/2026	2.1

Foreign Government Securities	0.5	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.25%, 01/07/2026	2.0

Mortgage-Backed Security	0.5	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 2.50%, 01/02/2026	1.6

U.S. Government Agency Security	0.3	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.6

Commercial Mortgage-Backed Securities	0.2	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.5

Certificates of Deposit	0.1	State of Connecticut, Series D, GO, 5.00%, 08/15/2028	1.5

U.S. Treasury Obligations	0.1	Total % of Portfolio	19.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	68.1%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.45%, 01/07/2026	2.5%

Corporate Bonds	13.6	Colorado Health Facilities Authority, Series D, Rev., VRDO, 2.45%, 01/02/2026	2.3

Asset-Backed Securities	6.1	City of Rochester MN, Series A, Rev., VRDO, 2.35%, 01/07/2026	2.3

Collateralized Mortgage Obligations	6.0	New York City Transitional Finance Authority Future Tax Secured Revenue, Rev., 5.00%, 11/01/2027	2.1

Short-Term Investments	4.0	Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 1.90%, 01/02/2026	2.1

Foreign Government Securities	0.5	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.25%, 01/07/2026	2.0

Mortgage-Backed Security	0.5	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 2.50%, 01/02/2026	1.6

U.S. Government Agency Security	0.3	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.6

Commercial Mortgage-Backed Securities	0.2	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.5

Certificates of Deposit	0.1	State of Connecticut, Series D, GO, 5.00%, 08/15/2028	1.5

U.S. Treasury Obligations	0.1	Total % of Portfolio	19.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles U.S. Unconstrained Equity Fund
Class Name	Six Circles U.S. Unconstrained Equity Fund
Trading Symbol	CUSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 19.36%, while the MSCI USA Index (the “Index”) returned 17.75%.
-	The Fund’s allocation to Information Technology and Financials were the leading contributors to the Fund’s absolute performance.
○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.
-	In terms of sector exposures, Utilities detracted and Materials contributed the least to the Fund’s absolute performance.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles U.S. Unconstrained Equity Fund	19.36%	14.85%	15.28%

MSCI USA Index	17.75%	13.87%	14.59%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 32,232,232,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 70,220,000
Investment Company Portfolio Turnover	61.09%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$32,232,232

Total number of portfolio holdings	616

Total advisory fees paid (in thousands)	$70,220

Portfolio turnover rate as of the end of the reporting period	61.09%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]
	NVIDIA Corp.	8.2%
	Microsoft Corp.	7.6
	Apple, Inc.	5.6
	Amazon.com, Inc.	3.7
	Alphabet, Inc., Class A	3.0
	Walmart, Inc.	3.0
	Wells Fargo & Co.	2.8
	Broadcom, Inc.	2.5
	Alphabet, Inc., Class C	2.5
	Meta Platforms, Inc., Class A	2.4
	Total % of Portfolio	41.3%

[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation[1]	Top Ten Holdings[2]
	NVIDIA Corp.	8.2%
	Microsoft Corp.	7.6
	Apple, Inc.	5.6
	Amazon.com, Inc.	3.7
	Alphabet, Inc., Class A	3.0
	Walmart, Inc.	3.0
	Wells Fargo & Co.	2.8
	Broadcom, Inc.	2.5
	Alphabet, Inc., Class C	2.5
	Meta Platforms, Inc., Class A	2.4
	Total % of Portfolio	41.3%

[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199642 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Ultra Short Duration Fund
Class Name	Six Circles Ultra Short Duration Fund
Trading Symbol	CUSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 4.82%, while the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”) returned 4.29%.
-	Investment Grade Credit and Securitized within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.
○	The Advisor utilizes these allocations to provide higher quality, short duration exposure which benefited the Fund throughout the year
-	The Fund’s allocation to derivatives was a leading detractor to the Fund’s absolute performance

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles Ultra Short Duration Fund	4.82%	3.33%	2.97%

Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.06%

Bloomberg 1-3 Month U.S. Treasury Bill Index	4.29%	3.24%	2.66%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 809,958,000
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 1,825,000
Investment Company Portfolio Turnover	59.33%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$809,958

Total number of portfolio holdings	626

Total advisory fees paid (in thousands)	$1,825

Portfolio turnover rate as of the end of the reporting period	59.33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	51.2%	U.S. Treasury Bills, 3.98%, 03/19/2026	2.0%

Short-Term Investments	22.8	Canadian Treasury Bill, (Canada), Zero Coupon, 01/28/2026	1.9

Asset-Backed Securities	13.1	Canadian Treasury Bill, (Canada), Zero Coupon, 02/11/2026	1.3

Collateralized Mortgage Obligations	7.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.2

Commercial Mortgage-Backed Securities	2.2	U.S. Treasury Bills, 3.81%, 05/14/2026	1.2

U.S. Treasury Obligations	1.4	HCA, Inc., 3.13%, 03/15/2027	1.0

U.S. Government Agency Securities	0.8	Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1.0

Mortgage-Backed Security	0.6	Citigroup, Inc., (United States SOFR + 1.14%), 4.64%, 05/07/2028	0.9

Foreign Government Security	0.2	Goldman Sachs Group, Inc. (The), (United States SOFR + 1.32%), 4.94%, 04/23/2028	0.9

Certificates of Deposit	0.1	RCRPBOFAS, 3.90%, 01/02/2026	0.8

		Total % of Portfolio	12.2%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	51.2%	U.S. Treasury Bills, 3.98%, 03/19/2026	2.0%

Short-Term Investments	22.8	Canadian Treasury Bill, (Canada), Zero Coupon, 01/28/2026	1.9

Asset-Backed Securities	13.1	Canadian Treasury Bill, (Canada), Zero Coupon, 02/11/2026	1.3

Collateralized Mortgage Obligations	7.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.2

Commercial Mortgage-Backed Securities	2.2	U.S. Treasury Bills, 3.81%, 05/14/2026	1.2

U.S. Treasury Obligations	1.4	HCA, Inc., 3.13%, 03/15/2027	1.0

U.S. Government Agency Securities	0.8	Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1.0

Mortgage-Backed Security	0.6	Citigroup, Inc., (United States SOFR + 1.14%), 4.64%, 05/07/2028	0.9

Foreign Government Security	0.2	Goldman Sachs Group, Inc. (The), (United States SOFR + 1.32%), 4.94%, 04/23/2028	0.9

Certificates of Deposit	0.1	RCRPBOFAS, 3.90%, 01/02/2026	0.8

		Total % of Portfolio	12.2%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206545 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio U.S.Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio U.S.Unconstrained Fund
Trading Symbol	CMEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 18.38%, while the MSCI USA Index (the “Index”) returned 17.75%.
-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.
○
Select large cap technology-related companies in Software, Semiconductor, and Broadline Retail industries retain strong balance sheets and long-term earnings growth potential. The Advisor believes these companies are well-positioned to take advantage of opportunities in artificial intelligence.

-	Real Estate and Materials contributed the least to the Fund’s absolute performance.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (4/10/2019)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	18.38%	14.04%	16.46%

MSCI USA Index	17.75%	13.87%	15.48%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 27,458,772,000
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 57,059,000
Investment Company Portfolio Turnover	24.86%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$27,458,772

Total number of portfolio holdings	698

Total advisory fees paid (in thousands)	$57,059

Portfolio turnover rate as of the end of the reporting period	24.86%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	NVIDIA Corp.	8.6%
	Microsoft Corp.	7.5
	Apple, Inc.	6.7
	Amazon.com, Inc.	4.0
	Alphabet, Inc., Class A	3.3
	Broadcom, Inc.	2.8
	Alphabet, Inc., Class C	2.8
	Meta Platforms, Inc., Class A	2.6
	Walmart, Inc.	2.1
	Eli Lilly & Co.	1.9
	Total % of Portfolio	42.3%

[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation[1]	Top Ten Holdings[2]

	NVIDIA Corp.	8.6%
	Microsoft Corp.	7.5
	Apple, Inc.	6.7
	Amazon.com, Inc.	4.0
	Alphabet, Inc., Class A	3.3
	Broadcom, Inc.	2.8
	Alphabet, Inc., Class C	2.8
	Meta Platforms, Inc., Class A	2.6
	Walmart, Inc.	2.1
	Eli Lilly & Co.	1.9
	Total % of Portfolio	42.3%

[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206546 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio InternationalUnconstrained Fund
Class Name	Six Circles Managed Equity Portfolio InternationalUnconstrained Fund
Trading Symbol	CMIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 33.34%, while the MSCI World ex-USA Index (the “Index”) returned 31.85%.
-	The Fund’s allocation to Financials and Industrials were the leading contributors to the Fund’s absolute performance.
○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.
-	Real Estate and Health Care were the lowest contributing sectors to the Fund’s absolute performance.
○
The Advisor believes that Health Care sector exposure trades at a valuation discount relative to the broad market and has defensive-like portfolio benefits, potentially offsetting some of the more growth-oriented exposures in the Fund.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (4/10/2019)

Six Circles Managed Equity Portfolio International Unconstrained Fund	33.34%	11.47%	10.55%

MSCI World ex-USA Index	31.85%	9.46%	9.48%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 12,188,462,000
Holdings Count | Holding	2,060
Advisory Fees Paid, Amount	$ 23,093,000
Investment Company Portfolio Turnover	40.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$12,188,462

Total number of portfolio holdings	2,060

Total advisory fees paid (in thousands)	$23,093

Portfolio turnover rate as of the end of the reporting period	40.24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	2.6%
	ASML Holding NV	2.5
	British American Tobacco plc	2.2
	Nestle SA (Registered)	2.0
	Rolls-Royce Holdings plc	2.0
	Deutsche Telekom AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Siemens Energy AG	1.8
	Roche Holding AG	1.7
	HSBC Holdings plc	1.7
	Total % of Portfolio	20.2%

[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	2.6%
	ASML Holding NV	2.5
	British American Tobacco plc	2.2
	Nestle SA (Registered)	2.0
	Rolls-Royce Holdings plc	2.0
	Deutsche Telekom AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Siemens Energy AG	1.8
	Roche Holding AG	1.7
	HSBC Holdings plc	1.7
	Total % of Portfolio	20.2%

[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218339 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Global Bond Fund
Class Name	Six Circles Global Bond Fund
Trading Symbol	CGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 3.88%, whereas the Bloomberg Global-Aggregate Index - Hedged USD (the “Index”) returned 4.86%.
-	Government and Investment Grade Credit within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.
○	The Advisor utilizes this allocation to provide attractive yields and carry benefits for the Fund.
-	The Fund’s allocation to derivatives was a leading detractor from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (5/19/2020)

Six Circles Global Bond Fund	3.88%	1.08%	1.44%

Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	0.77%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-2.15%	-0.55%

Performance Inception Date	May 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 16,344,135,000
Holdings Count | Holding	7,152
Advisory Fees Paid, Amount	$ 36,655,000
Investment Company Portfolio Turnover	158.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$16,344,135

Total number of portfolio holdings	7,152

Total advisory fees paid (in thousands)	$36,655

Portfolio turnover rate as of the end of the reporting period	158.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	0.9%

Mortgage-Backed Securities	14.1	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

Corporate Bonds	13.6	U.S. Treasury Notes, 4.25%, 05/15/2035	0.8

U.S. Treasury Obligations	13.5	U.S. Treasury Notes, 4.38%, 05/15/2034	0.8

Short-Term Investments	1.8	U.S. Treasury Notes, 4.25%, 11/15/2034	0.8

Collateralized Mortgage Obligations	1.9	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.25%, 08/15/2035	0.8

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.50%, 11/15/2033	0.7

		Total % of Portfolio	7.8%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	0.9%

Mortgage-Backed Securities	14.1	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

Corporate Bonds	13.6	U.S. Treasury Notes, 4.25%, 05/15/2035	0.8

U.S. Treasury Obligations	13.5	U.S. Treasury Notes, 4.38%, 05/15/2034	0.8

Short-Term Investments	1.8	U.S. Treasury Notes, 4.25%, 11/15/2034	0.8

Collateralized Mortgage Obligations	1.9	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.25%, 08/15/2035	0.8

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.50%, 11/15/2033	0.7

		Total % of Portfolio	7.8%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218340 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Bond Fund
Class Name	Six Circles Tax Aware Bond Fund
Trading Symbol	CBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 4.13%, while the Bloomberg 1-15 Year Municipal Bond Index (the “Index”) returned 5.18%.

-	The Fund’s allocation to Municipal bonds within the Core Bonds allocation and High Yield Municipal Bonds allocation were the leading contributors to the Fund’s absolute performance.

-	Longer dated Municipal bonds within Core Bonds contributed the least to absolute fund performance as the long end of the Municipal curve underperformed in 2025.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (5/19/2020)

Six Circles Tax Aware Bond Fund	4.13%	1.21%	1.96%

Bloomberg Municipal 1-15 Year Index	5.18%	1.16%	1.74%

Bloomberg Municipal Bond Index	4.25%	0.80%	1.59%

Performance Inception Date	May 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 14,386,304,000
Holdings Count | Holding	4,444
Advisory Fees Paid, Amount	$ 31,897,000
Investment Company Portfolio Turnover	17.57%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$14,386,304

Total number of portfolio holdings	4,444

Total advisory fees paid (in thousands)	$31,897

Portfolio turnover rate as of the end of the reporting period	17.57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	98.1%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.4%
Short-Term Investments	0.9	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

Other	0.9	Texas Transportation Finance Corp., Subordinated Bond SH 288 System, Rev., 5.25%, 10/01/2050	0.3
		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.2

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.2

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.2

		Main Street Natural Gas, Inc.., Series D, Rev., 5.00%, 04/01/2054	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		Total % of Portfolio	2.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	98.1%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.4%
Short-Term Investments	0.9	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

Other	0.9	Texas Transportation Finance Corp., Subordinated Bond SH 288 System, Rev., 5.25%, 10/01/2050	0.3
		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.2

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.2

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.2

		Main Street Natural Gas, Inc.., Series D, Rev., 5.00%, 04/01/2054	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		Total % of Portfolio	2.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000220641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Credit Opportunities Fund
Class Name	Six Circles Credit Opportunities Fund
Trading Symbol	CRDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) that occurred for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 9.33%, while the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”) returned 7.95%.
-
The Fund’s allocation to Emerging Markets within the Extended Credit allocation and Investment Grade Credit within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.

○	The Advisor believes that stepping into lower rated U.S. dollar denominated Emerging Market Debt Fixed Income instruments allows the portfolio to pick up additional yield.
-	Futures within derivatives was a leading detractor from the Fund’s absolute performance.
○	The Fund employed fixed income futures contracts in order to maintain market exposures during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (8/19/2020)

Six Circles Credit Opportunities Fund	9.33%	3.91%	4.42%

Bloomberg U.S. Intermediate Corporate Bond Index	7.95%	1.60%	1.82%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-2.15%	-1.48%

Performance Inception Date	Aug. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 5,064,809,000
Holdings Count | Holding	3,835
Advisory Fees Paid, Amount	$ 59,264,000
Investment Company Portfolio Turnover	69.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$5,064,809

Total number of portfolio holdings	3,835

Total advisory fees paid (in thousands)	$59,264

Portfolio turnover rate as of the end of the reporting period	69.13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	69.2%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.6%

Foreign Government Securities	16.4	Beignet Investor LLC, 6.58%, 05/30/2049	0.6

Loan Assignments	3.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Asset-Backed Securities	2.3	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.4

Short-Term Investments	2.6	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

U.S. Treasury Obligations	1.0	U.S. Treasury Notes, 3.63%, 08/31/2027	0.3

Commercial Mortgage-Backed Securities	0.8	Petroleos Mexicanos, (Mexico), 6.35%, 02/12/2048	0.3

Common Stocks	0.4	Nigeria Government International Bond, (Nigeria), Reg. S, 7.38%, 09/28/2033	0.3

Collateralized Mortgage Obligations	0.2	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

Preferred Stocks	0.2	Bellis Acquisition Co. plc , (United Kingdom), Reg. S, 8.13%, 05/14/2030	0.3

Convertible Bonds	0.1	Total % of Portfolio	3.8%

Mortgage-Backed Securities	0.1

Warrant	0.0
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	69.2%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.6%

Foreign Government Securities	16.4	Beignet Investor LLC, 6.58%, 05/30/2049	0.6

Loan Assignments	3.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Asset-Backed Securities	2.3	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.4

Short-Term Investments	2.6	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

U.S. Treasury Obligations	1.0	U.S. Treasury Notes, 3.63%, 08/31/2027	0.3

Commercial Mortgage-Backed Securities	0.8	Petroleos Mexicanos, (Mexico), 6.35%, 02/12/2048	0.3

Common Stocks	0.4	Nigeria Government International Bond, (Nigeria), Reg. S, 7.38%, 09/28/2033	0.3

Collateralized Mortgage Obligations	0.2	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

Preferred Stocks	0.2	Bellis Acquisition Co. plc , (United Kingdom), Reg. S, 8.13%, 05/14/2030	0.3

Convertible Bonds	0.1	Total % of Portfolio	3.8%

Mortgage-Backed Securities	0.1

Warrant	0.0
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
During the period, the Six Circles Credit Opportunities Fund appointed Muzinich & Co., Inc. (“Muzinich”), Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”) as additional sub-advisers to the Fund. Muzinich and Insight have been allocated assets within the Fund and hold a 10% and 5% allocation respectively as of December 31, 2025. Mellon has not been allocated assets.
The appointment did not result is any change to the Fund’s investment objective or strategy.

Material Fund Change Adviser [Text Block]
During the period, the Six Circles Credit Opportunities Fund appointed Muzinich & Co., Inc. (“Muzinich”), Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”) as additional sub-advisers to the Fund. Muzinich and Insight have been allocated assets within the Fund and hold a 10% and 5% allocation respectively as of December 31, 2025. Mellon has not been allocated assets.

C000252360 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Multi-Strategy Fund
Class Name	Six Circles Multi-Strategy Fund
Trading Symbol	CALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) that occurred for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Multi-Strategy Fund	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 6.38%, whereas the HFRX Global Hedge Fund Index (the “Index”) returned 7.14%.
-	The Fund’s underlying Sub-Advisors all contributed positively to performance, with allocations to Mortgage-Backed Securities-related strategies contributing the most to Fund absolute performance.
○
The Advisor believed mortgages provided attractive carry opportunities to the Fund and would benefit from the expected tightening of MBS spreads. The Fund also captured incremental value from the strategy’s active management of duration.

-	The Fund’s allocations to Equity Market Neutral strategies helped drive performance, as one Sub-Advisor, added to the Fund in May 2025, achieved high double-digit returns for the year.
○
The Advisor believed the strategy would help diversify Fund allocations through non-directional long/short exposures, through the use of swaps and index futures, and benefit from an environment of greater equity dispersion. The Sub-Advisor implementing the strategy demonstrated robust risk management in response to market volatility that further contributed to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance quoted is past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	Since Inception (9/18/2024)

Six Circles Multi-Strategy Fund	6.38%	5.83%

HFRX Global Hedge Fund Index	7.14%	6.11%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-1.48%

Performance Inception Date	Sep. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 1,583,978,000
Holdings Count | Holding	11,659
Advisory Fees Paid, Amount	$ 13,893,000
Investment Company Portfolio Turnover	652.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics

Fund’s net assets (in thousands)	$1,583,978

Total number of portfolio holdings	11,659

Total advisory fees paid (in thousands)	$13,893

Portfolio turnover rate as of the end of the reporting period	652.39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Short-Term Investments	39.1%	U.S. Treasury Bills, 3.60%, 01/29/2026	12.9%

Mortgage-Backed Securities	35.4	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 02/01/2056	4.7

Collateralized Mortgage Obligations	20.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	3.6

Loan Assignments	17.4	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 02/01/2056	2.6

Asset-backed Securities	8.1	FNMA or FHLMC, Single Family, 30 years, TBA, 7.00%, 01/01/2056	2.1

Corporate Bonds	2.2	U.S. Treasury Bills, 3.71%, 03/19/2026	1.8

Commercial Mortgage-Backed Securities	1.4	U.S. Treasury Bills, 3.77%, 03/05/2026	1.7

Convertible Bond	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2056	1.6

Preferred Stock	0.0	GNMA, Single Family, 30 years, TBA, 4.50%, 02/01/2056	1.3

U.S. Treasury Obligations	0.0	GNMA, Single Family, 30 years, TBA, 4.00%, 02/01/2056	1.2

		Total % of Portfolio	33.5%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent.
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type[1]		Top Ten Holdings[2]

Short-Term Investments	39.1%	U.S. Treasury Bills, 3.60%, 01/29/2026	12.9%

Mortgage-Backed Securities	35.4	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 02/01/2056	4.7

Collateralized Mortgage Obligations	20.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	3.6

Loan Assignments	17.4	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 02/01/2056	2.6

Asset-backed Securities	8.1	FNMA or FHLMC, Single Family, 30 years, TBA, 7.00%, 01/01/2056	2.1

Corporate Bonds	2.2	U.S. Treasury Bills, 3.71%, 03/19/2026	1.8

Commercial Mortgage-Backed Securities	1.4	U.S. Treasury Bills, 3.77%, 03/05/2026	1.7

Convertible Bond	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2056	1.6

Preferred Stock	0.0	GNMA, Single Family, 30 years, TBA, 4.50%, 02/01/2056	1.3

U.S. Treasury Obligations	0.0	GNMA, Single Family, 30 years, TBA, 4.00%, 02/01/2056	1.2

		Total % of Portfolio	33.5%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
During the period, the Six Circles Multi-Strategy Fund appointed BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”) as additional sub-advisers to the Fund. BlackRock and CFM have been allocated assets within the Fund and hold a 12% and 8% allocation respectively as of December 31, 2025. The appointment of the two new sub-advisers and their targeted investment exposure resulted in an increase in the Fund’s Total Expense Ratio of approximately 21 basis points. The Fund’s Total Expense Ratio as of December 31, 2025 was 92 basis points.
The fund changes outlined above did not result is any change to the Fund’s investment objective or strategy.

Material Fund Change Expenses [Text Block]	The appointment of the two new sub-advisers and their targeted investment exposure resulted in an increase in the Fund’s Total Expense Ratio of approximately 21 basis points. The Fund’s Total Expense Ratio as of December 31, 2025 was 92 basis points.
Material Fund Change Adviser [Text Block]
During the period, the Six Circles Multi-Strategy Fund appointed BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”) as additional sub-advisers to the Fund. BlackRock and CFM have been allocated assets within the Fund and hold a 12% and 8% allocation respectively as of December 31, 2025. The appointment of the two new sub-advisers and their targeted investment exposure resulted in an increase in the Fund’s Total Expense Ratio of approximately 21 basis points. The Fund’s Total Expense Ratio as of December 31, 2025 was 92 basis points.